Summary of Amounts Reclassification from AOCI to Net Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of pension , amounts reclassified from AOCI to net income, before tax	[1]	$ (18)	$ (4)
Amortization of pension , amounts reclassified from AOCI to net income, tax benefit	[1]	5	1
Amortization of pension , amounts reclassified from AOCI to net income, net of tax	[1],[2]	(13)	(3)
Gains (losses) on hedging activities, amounts reclassified from AOCI to net income, before tax	[1]	47
Gains (losses) on hedging activities, amounts reclassified from AOCI to net income, tax expense	[1]	(17)
Gains (losses) on hedging activities, amounts reclassified from AOCI to net income, net of tax	[1],[2]	30
Gains on available for sale securities sale reclassified from AOCI to net income, before tax	[1]	(11)	(45)
Losses on available-for-sale securities, amounts reclassified from AOCI to net income, tax expenses	[1]	1	5
Losses on available-for-sale securities, amounts reclassified from AOCI to net income, net of tax	[1],[2]	(10)	(40)
Total reclassification for the period	[1],[2]	7	(43)
Other (income) expense, net | Available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains (losses) on available-for-sale securities, Other-than-temporary impairment of available-for-sale equity securities, amounts reclassified from AOCI to net income, before tax	[1]	(14)	(45)
Gains on available for sale securities sale reclassified from AOCI to net income, before tax	[1]	3
Foreign exchange contracts | Cost of Sales
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains (losses) on hedging activities, amounts reclassified from AOCI to net income, before tax	[1]	46
Interest rate contracts | Net Interest expense
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains (losses) on hedging activities, amounts reclassified from AOCI to net income, before tax	[1]	1
Actuarial losses and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of pension , amounts reclassified from AOCI to net income, before tax	[1],[3]	$ (18)	$ (4)

[1]	Amounts in parentheses indicate reductions to net income.
[2]	See table below for details about these reclassifications.
[3]	These AOCI components are included in the computation of net periodic benefit cost disclosed in Note 12.